Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 03, 2026	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The amounts reported in this table are not additional amounts received by our chief executive officer and non-PEO
NEOs in excess of the amounts reported in the Summary Compensation Table (“SCT”). The “compensation actually paid” set forth in the table below does not reflect amounts actually realized by our NEOs, and the Compensation Committee did not consider the pay versus performance disclosure below when making compensation decisions for any of the years presented. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.” Fair value amounts below are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. Total shareholder return (“TSR”) has been calculated in a manner consistent with Item 402(v) of Regulation
S-K.

(a) Year	(b) SCT Total for CEO (1)	(c) Compensation Actually Paid to CEO (2)	(d) Average SCT Total for non-CEO NEOs (3)	(e) Average Compensation Actually Paid to non-CEO NEOs (4)	(f) Company TSR (5)	(g) Index TSR (6)	(h) Net Income (Loss) (7)	(i) Net Revenue (8)

FY2025	$11,296,077	$10,378,479	$5,248,748	$4,883,701	$103.60	$278.99	$(64,907,000)	$784,764,000

FY2024	$7,209,463	$5,595,623	$2,805,765	$1,869,794	$100.35	$192.33	$(191,010,000)	$584,386,000

FY2023	$6,894,721	$(8,812,005)	$2,284,928	$(1,837,095)	$103.87	$155.35	$(34,516,000)	$782,258,000

FY2022	$6,756,233	$647,273	$2,411,000	$(874,461)	$106.54	$93.02	$91,402,000	$1,024,106,000

FY2021	$17,016,409	$21,049,328	$4,380,950	$11,180,775	$162.10	$142.85	$2,117,399,000	$926,572,000

(1)
G. Tyson Tuttle was CEO during FY2021, and R. Matthew Johnson became CEO in FY2022, effective January 2, 2022. The dollar amounts reported in column (b) are the amounts of total compensation reported for the CEO for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)	The Compensation Actually Paid Schedule shown below sets forth the adjustments made to arrive at the “compensation actually paid” to our Chief Executive Officer.
(3)
During FY2021, our
non-CEO
NEOs were R. Matthew Johnson, John Hollister, Brandon Tolany, and Sandeep Kumar. During FY2022 and FY2023, our
non-CEO
NEOs were John Hollister, Brandon Tolany, and Sandeep Kumar. During FY2024, our
non-CEO
NEOs were John Hollister, Brandon Tolany, Mark Mauldin, Dean Butler and Robert Conrad. During FY2025, our
non-CEO
NEOs were Brandon Tolany, Dean Butler, and Robert Conrad. The dollar amounts reported in column (d) represent the average of the compensation reported for the NEOs for each corresponding year in the “Total” column of the Summary Compensation Table.

(4)	The Compensation Actually Paid Schedule shown below sets forth the adjustments made to arrive at the average “compensation actually paid” to our non-CEO NEOs.
(5)
Represents the Company’s common stock cumulative TSR on a fixed investment of $100 over the FY starting from the market close on the last trading day of FY2020 through the end of each applicable year in the table, assuming reinvestment of any dividends.

(6)
Represents the cumulative TSR of the PHLX Semiconductor Index, the Company’s peer group for this purpose, on a fixed investment of $100 over the FY starting from the market close on the last trading day of FY2020 through the end of each applicable year in the table.

(7)	GAAP Net Income (Loss) as reported under the Company’s Consolidated Statements of Operations on Form 10-K of the applicable year.
(8)
Refers to the GAAP Net Revenue as reported under the Company’s Consolidated Statements of Operations on Form
10-K
of the applicable year. The amount shown for FY2021 included $205,712,000 to adjust for the revenue earned in the divested infrastructure and automotive business of the Company through July 3, 2021 of that year, as more fully discussed under Note 3,
Discontinued Operations
, in our Form
10-K
for the year ending January 01, 2022.

	FY2025
Compensation Actually Paid Schedule:	CEO	Average non-CEO NEO
Summary Compensation table total for applicable year.	11,296,077	5,248,748
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for applicable yea r.	(9,609,267)	(4,159,644)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end.	8,753,369	3,807,613
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	(166,169)	(55,504)
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date.	104,469	42,488
Deduction of Awards granted in prior year that were forfeited in the applicable year, determined based on ASC Topic 718 fair value as of prior year end.	—	—
Compensation Actually Paid -	10,378,479	4,883,701

Company Selected Measure Name	Net Revenue
Named Executive Officers, Footnote	During FY2021, our
non-CEO
NEOs were R. Matthew Johnson, John Hollister, Brandon Tolany, and Sandeep Kumar. During FY2022 and FY2023, our
non-CEO
NEOs were John Hollister, Brandon Tolany, and Sandeep Kumar. During FY2024, our
non-CEO
	NEOs were John Hollister, Brandon Tolany, Mark Mauldin, Dean Butler and Robert Conrad
Peer Group Issuers, Footnote	Represents the cumulative TSR of the PHLX Semiconductor Index, the Company’s peer group for this purpose, on a fixed investment of $100 over the FY starting from the market close on the last trading day of FY2020 through the end of each applicable year in the table.
PEO Total Compensation Amount	$ 11,296,077	$ 7,209,463	$ 6,894,721	$ 6,756,233	$ 17,016,409
PEO Actually Paid Compensation Amount	$ 10,378,479	5,595,623	(8,812,005)	647,273	21,049,328
Adjustment To PEO Compensation, Footnote

	FY2025
Compensation Actually Paid Schedule:	CEO	Average non-CEO NEO
Summary Compensation table total for applicable year.	11,296,077	5,248,748
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for applicable yea r.	(9,609,267)	(4,159,644)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end.	8,753,369	3,807,613
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	(166,169)	(55,504)
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date.	104,469	42,488
Deduction of Awards granted in prior year that were forfeited in the applicable year, determined based on ASC Topic 718 fair value as of prior year end.	—	—
Compensation Actually Paid -	10,378,479	4,883,701

Non-PEO NEO Average Total Compensation Amount	$ 5,248,748	2,805,765	2,284,928	2,411,000	4,380,950
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,883,701	1,869,794	(1,837,095)	(874,461)	11,180,775
Adjustment to Non-PEO NEO Compensation Footnote

	FY2025
Compensation Actually Paid Schedule:	CEO	Average non-CEO NEO
Summary Compensation table total for applicable year.	11,296,077	5,248,748
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for applicable yea r.	(9,609,267)	(4,159,644)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end.	8,753,369	3,807,613
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	(166,169)	(55,504)
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date.	104,469	42,488
Deduction of Awards granted in prior year that were forfeited in the applicable year, determined based on ASC Topic 718 fair value as of prior year end.	—	—
Compensation Actually Paid -	10,378,479	4,883,701

Compensation Actually Paid vs. Total Shareholder Return
The chart below provides a comparison between the compensation actually paid to our CEO and our average compensation actually paid to our other NEOs, as reported in the table above, against the Company total shareholder return and the PHLX Semiconductor Index total shareholder return. As demonstrated below, the trend in NEO compensation has largely been aligned to the trend in TSR.

Compensation Actually Paid vs. Net Income
The chart below illustrates the correlation between compensation actually paid to our CEO and average compensation actually paid to our other NEOs, as reported in the table above, against the Company’s GAAP net income for FY2021, FY2022, FY2023, FY2024, and FY2025. Our FY2021 net income was heavily influenced by our divestiture event in the year.

Compensation Actually Paid vs. Company Selected Measure
The chart below illustrates the correlation between compensation actually paid to our CEO and average compensation actually paid to our other NEOs, as reported in the table above, against the Company’s annual GAAP net revenue for FY2021, FY2022, FY2023, FY2024, and FY2025. FY2021 actual compensation values were heavily influenced by our stock price increase and our PSU performance, post our divestiture event in the year. FY2022 actual compensation values were heavily influenced by underperformance of prior performance- based awards and related Compensation Actually Paid (“CAP”) deductions. FY2023 actual compensation values were heavily influenced by our PSU underperformance and related CAP deductions.

Total Shareholder Return Vs Peer Group
The chart below provides a comparison between the compensation actually paid to our CEO and our average compensation actually paid to our other NEOs, as reported in the table above, against the Company total shareholder return and the PHLX Semiconductor Index total shareholder return. As demonstrated below, the trend in NEO compensation has largely been aligned to the trend in TSR.

Tabular List, Table
List of Most Important Financial Performance Measures
The following table outlines what we believe to be our NEOs’ key performance measures, in no particular order. These key performance measures are further described in
Compensation Elements
.

Key Performance Measures

Net Revenue	Adjusted non-GAAP operating margin
Revenue Compounding Annual Growth Rate (CAGR)

Total Shareholder Return Amount	$ 103.6	100.35	103.87	106.54	162.1
Peer Group Total Shareholder Return Amount	278.99	192.33	155.35	93.02	142.85
Net Income (Loss)	$ (64,907,000)	$ (191,010,000)	$ (34,516,000)	$ 91,402,000	$ 2,117,399,000
Company Selected Measure Amount	784,764,000	584,386,000	782,258,000	1,024,106,000	926,572,000
PEO Name	R. Matthew Johnson	R. Matthew Johnson	R. Matthew Johnson	R. Matthew Johnson	G. Tyson Tuttle
Revenue Earned	$ 205,712,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted non-GAAP operating margin
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue Compounding Annual Growth Rate (CAGR)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,609,267)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,753,369
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,169)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,469
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,159,644)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,807,613
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,504)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,488
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0